Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Zacks Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001760588
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 04, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 07, 2023
Prospectus Date	rr_ProspectusDate	Aug. 07, 2023
Zacks All-Cap Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Zacks All-Cap Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Zacks All-Cap Core Fund are, primarily, capital appreciation and, secondarily, to provide shareholders with income through dividends.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period ended November 30, 2022, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been restated to reflect current contractual fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the example that follows. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 31, 2026.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objectives by applying a hybrid research process, which uses both quantitative and qualitative criteria. The Advisor uses the Zacks Rank, a proprietary model, to quantitatively assess the attractiveness of a large universe of stocks based primarily on an analysis of changing patterns of earnings estimates for a company. The primary aim of the Zacks Rank model is to identify those companies most likely to experience positive earnings estimate revisions. From a smaller universe of stocks that are highly ranked by the quantitative model (approximately 300 securities), the portfolio manager selects stocks with strong earnings potential using traditional “bottom-up” valuation metrics. Portfolio construction is driven by modern portfolio theory incorporating strict risk controls. Under normal circumstances, the Advisor expects to invest primarily in equity securities with an emphasis on equity securities of U.S. issuers. The Fund seeks to diversify its assets by investing in securities from a pool of more than one dozen industry sectors and over 200 industry groups. The Advisor allocates assets opportunistically based on market information and is not constrained by market capitalization or style parameters. Sector, capitalization and style allocations generally result from market trends regarding earnings information.

The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics. The Fund may invest a significant amount of its assets in one or more sectors from time to time. As of November 30, 2022, 25.5% of the Fund’s assets were invested in the consumer non-cyclical sector. Consumer, non-cyclical companies are companies that provide consumer staples. The sectors in which the Fund is more heavily invested will vary.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. In addition, the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Zacks All-Cap Core Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust (the “Predecessor Trust”), in a tax-free reorganization on [___], 2023. In connection with this acquisition, Institutional Class shares of the Predecessor Fund were exchanged for Institutional Class shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund’s shares. Prior to October 31, 2016, Institutional Class Shares were designated as Class A Shares, which were subject to a 5.75% sales charge that is not reflected in the total return figures. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at: www.zacksfunds.com or by calling 1-833-542-4767.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-542-4767
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.zacksfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Institutional Class Shares
Highest Calendar Quarter Return at NAV (non-annualized):	18.66%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV (non-annualized):	(18.59)%	Quarter Ended 03/31/2020
Year-to-Date Return	15.18%	Quarter Ended 06/30/2023

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Institutional Class shares of the Fund. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Institutional Class shares of the Fund. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Zacks All-Cap Core Fund | Russell 3000 Index (Reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	12.13%
Zacks All-Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The loss of your money is a principal risk of investing in the Fund.
Zacks All-Cap Core Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Quantitative Model Risk. There are limitations inherent in every quantitative model. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. Investments selected using the Zacks Rank and other quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad,

political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met the prices of growth securities typically fall.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Lending Portfolio Securities Risk. The Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. The collateral, including the investment of any cash collateral, is subject to market depreciation. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses. The collateral (including any investment of cash collateral) is not subject to the percentage limitations on the Fund’s investments described elsewhere in this prospectus.

Management and Strategy Risk. The value of your investment is dependent upon the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long term.

Market Capitalization Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Recent market events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and thus will be more susceptible to negative events affecting those sectors. For example, as of November 30, 2022, 25.5% of the Fund’s assets were invested in the consumer non-cyclical sector. Consumer, non-cyclical companies are companies that provide consumer staples, for example, food and drug retailers and companies the primary lines of business of which are food, beverage, pharmaceuticals and other household items, including agricultural products. Performance of companies in the consumer, non-cyclical sector may be adversely impacted by fluctuations in supply and demand, changes in the global economy, changes in the price and availability of underlying commodities, rising energy prices, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer, non-cyclical sector are also affected by changes in government regulation; global economic, environmental, and political events; and economic conditions.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Zacks All-Cap Core Fund | Zacks All-Cap Core Fund Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CZOVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,330
Annual Return 2013	rr_AnnualReturn2013	27.81%
Annual Return 2014	rr_AnnualReturn2014	12.25%
Annual Return 2015	rr_AnnualReturn2015	(0.54%)
Annual Return 2016	rr_AnnualReturn2016	7.37%
Annual Return 2017	rr_AnnualReturn2017	22.03%
Annual Return 2018	rr_AnnualReturn2018	(5.30%)
Annual Return 2019	rr_AnnualReturn2019	29.22%
Annual Return 2020	rr_AnnualReturn2020	15.16%
Annual Return 2021	rr_AnnualReturn2021	29.28%
Annual Return 2022	rr_AnnualReturn2022	(18.28%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.59%)
1 Year	rr_AverageAnnualReturnYear01	(18.28%)
5 Years	rr_AverageAnnualReturnYear05	8.28%
10 Years	rr_AverageAnnualReturnYear10	10.78%
Zacks All-Cap Core Fund | Zacks All-Cap Core Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.38%)
5 Years	rr_AverageAnnualReturnYear05	6.22%
10 Years	rr_AverageAnnualReturnYear10	9.03%
Zacks All-Cap Core Fund | Zacks All-Cap Core Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.20%)
5 Years	rr_AverageAnnualReturnYear05	6.38%
10 Years	rr_AverageAnnualReturnYear10	8.61%
Zacks Small-Cap Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Zacks Small-Cap Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Zacks Small-Cap Core Fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period ended November 30, 2022, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been restated to reflect current contractual fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the example that follows. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 31, 2026.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by applying a hybrid research process which uses both quantitative and qualitative criteria. The Advisor uses a proprietary model to quantitatively assess the attractiveness of a large universe of stocks based on potential capital appreciation. The primary aim of the quantitative model is to identify those companies most likely to generate positive alpha, or excess return over the market, when adjusted for stock beta, or movement with the market. From a smaller universe of stocks that are highly ranked by the quantitative model, the portfolio manager selects small-cap stocks with attractive risk/return characteristics based on qualitative criteria. Portfolio construction incorporates risk controls.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in a diversified portfolio of equity securities of small capitalization companies, with an emphasis on equity securities of U.S. issuers. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities. The Fund considers small capitalization companies to be companies within the range of those companies included in the Russell 2000 Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization companies in which the Fund invests may vary with market conditions. As of April 28, 2023, the market capitalizations of companies included in the Russell 2000 Index were between $159.5 million and $6 billion. The Russell 2000 Index is reconstituted annually, to seek to ensure that larger stocks do not distort the performance and characteristics of the Index and that the represented companies continue to reflect small capitalization characteristics.

The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics within the small-cap universe. The Fund seeks to diversify its assets by investing in securities from a pool of more than one dozen industry sectors. The Advisor allocates assets opportunistically based on market information and is not constrained by investment style parameters. Sector and style allocations generally result from a hybrid research process using quantitative and qualitative criteria. The Fund may engage in short-sale transactions up to 25% of its net assets. The Fund’s investment strategy involves active and frequent trading. In addition, the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income. The Fund may invest a significant amount of its assets in one or more sectors from time to time. As of November 30, 2022, 28.5% of the Fund’s assets were invested in the financial sector. The sectors in which the Fund is more heavily invested will vary.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Class performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Zacks Small-Cap Core Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust (the “Trust”), in a tax-free reorganization on [___], 2023. In connection with this acquisition, Institutional Class and Investor Class shares of the Predecessor Fund were exchanged for Institutional Class shares and Investor Class shares of the Fund, respectively. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund’s shares. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at: www.zacksfunds.com or by calling 1-833-542-4767.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Class performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-542-4767
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.zacksfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Investor Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Investor Class Shares
Highest Calendar Quarter Return at NAV (non-annualized):	24.13%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV (non-annualized):	(34.77)%	Quarter Ended 03/31/2020
Year-to-Date Return	10.10%	Quarter Ended 06/30/2023

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Investor Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	For such period Institutional Class Shares would have had substantially similar performance as Investor Class because the shares are invested in the same portfolio of securities and the average annual total returns would have differed only to the extent that the expenses of Institutional Class Shares were lower than the expenses of Investor Class Shares and therefore, returns for Institutional Class Shares would have been higher than those of Investor Class Shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Investor Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Zacks Small-Cap Core Fund | Russell 2000 Index (Reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	9.01%	[3]
Zacks Small-Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The loss of your money is a principal risk of investing in the Fund.
Zacks Small-Cap Core Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Quantitative Model Risk. There are limitations inherent in every quantitative model. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. Investments selected using other quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.

Lending Portfolio Securities Risk. The Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. The collateral, including the investment of any cash collateral, is subject to market depreciation. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses. The collateral (including any investment of cash collateral) is not subject to the percentage limitations on the Fund’s investments described elsewhere in this prospectus.

Management and Strategy Risk. The value of your investment is dependent upon the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Small-Cap Companies Risk. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met the prices of growth securities typically fall.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long term.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

Recent market events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and thus will be more susceptible to negative events affecting those sectors. For example, as of November 30, 2022, 28.5% of the Fund’s assets were invested in the financial sector. The performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. The financial sector has experienced significant losses and a high degree of volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Zacks Small-Cap Core Fund | Zacks Small-Cap Core Fund Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZSCCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	823
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,901
Annual Return 2013	rr_AnnualReturn2013	43.66%
Annual Return 2014	rr_AnnualReturn2014	3.24%
Annual Return 2015	rr_AnnualReturn2015	(1.63%)
Annual Return 2016	rr_AnnualReturn2016	21.58%
Annual Return 2017	rr_AnnualReturn2017	14.15%
Annual Return 2018	rr_AnnualReturn2018	(12.16%)
Annual Return 2019	rr_AnnualReturn2019	21.20%
Annual Return 2020	rr_AnnualReturn2020	(1.42%)
Annual Return 2021	rr_AnnualReturn2021	32.62%
Annual Return 2022	rr_AnnualReturn2022	(11.85%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.77%)
1 Year	rr_AverageAnnualReturnYear01	(11.85%)
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years	rr_AverageAnnualReturnYear10	9.53%	[3]
Zacks Small-Cap Core Fund | Zacks Small-Cap Core Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.95%)
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	8.50%	[3]
Zacks Small-Cap Core Fund | Zacks Small-Cap Core Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.94%)
5 Years	rr_AverageAnnualReturnYear05	3.06%
10 Years	rr_AverageAnnualReturnYear10	7.48%	[3]
Zacks Small-Cap Core Fund | Zacks Small-Cap Core Fund Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZSCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,626
1 Year	rr_AverageAnnualReturnYear01	(11.62%)
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 Years	rr_AverageAnnualReturnYear10	9.81%	[3]
Zacks Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Zacks Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Zacks Dividend Fund are capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period ended November 30, 2022, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been restated to reflect current contractual fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the example that follows. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 31, 2026.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes in equity securities of dividend paying companies organized or headquartered in the United States. The Fund’s equity investments include common stock, preferred stock, rights and warrants. The Advisor intends to invest the Fund’s assets in the equity securities of companies that the Advisor believes are undervalued based on their earnings, dividends, assets, or other financial measures. While the Fund may invest in companies of any market capitalization, it will generally focus on companies with large capitalizations ($10 billion or higher at the time of purchase). The Fund may also invest in exchange-traded funds (“ETFs”), which are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. In addition, the Fund may also invest in American Depository Receipts (“ADRs”), which are receipts that represent interests in foreign securities held on deposit by U.S. banks. In addition, the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income.

The Advisor employs a bottom-up investment approach to buying and selling investments for the Fund. The Advisor selects investments primarily based on quantitative analysis of an individual issuer and its potential for capital appreciation and dividend income. The Advisor uses a quantitative model that analyzes an issuer’s dividend yield, earnings, cash flows, competitive position, and management ability. The primary aim of this quantitative model is to systematically evaluate an issuer’s valuation, price and earnings momentum and earnings quality. In addition to considering a company’s financial condition the Advisor also considers other factors such as general market, economic, political, and regulatory conditions. The Fund may invest a significant amount of its assets in one or more sectors from time to time. As of November 30, 2022, 27.2% of the Fund’s assets were invested in the consumer non-cyclical sector and 24.7% of the Fund’s assets were invested in the financial sector. The sectors in which the Fund is more heavily invested will vary.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Class performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Zacks Dividend Core Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust (the “Trust”), in a tax-free reorganization on [___], 2023. In connection with this acquisition, Institutional Class and Investor Class shares of the Predecessor Fund were exchanged for Institutional Class shares and Investor Class shares of the Fund, respectively. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund’s shares. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at: www.zacksfunds.com or by calling 1-833-542-4767.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Class performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-542-4767
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.zacksfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Investor Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Investor Class Shares
Highest Calendar Quarter Return at NAV (non-annualized):	15.00%	Quarter Ended 12/31/2022
Lowest Calendar Quarter Return at NAV (non-annualized):	(23.00)%	Quarter Ended 03/31/2020
Year-to-Date Return	(1.21)%	Quarter Ended 06/30/2023

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Investor Class shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Investor Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Zacks Dividend Fund | Russell 1000 Value Index (Reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.54%)
5 Years	rr_AverageAnnualReturnYear05	6.67%
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2014
Zacks Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The loss of your money is a principal risk of investing in the Fund.
Zacks Dividend Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Quantitative Model Risk. There are limitations inherent in every quantitative model. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. Investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.

Dividend Paying Securities Risk. The Fund will have significant exposure to dividend paying securities. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Lending Portfolio Securities Risk. The Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. The collateral, including the investment of any cash collateral, is subject to market depreciation. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses. The collateral (including any investment of cash collateral) is not subject to the percentage limitations on the Fund’s investments described elsewhere in this prospectus.

Management and Strategy Risk. The value of your investment is dependent upon the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Capitalization Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore, are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Recent market events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and, thus, will be more susceptible to negative events affecting those sectors. For example, as of November 30, 2022, 27.2% of the Fund’s assets were invested in the consumer non-cyclical sector and 24.7% of the Fund’s assets were invested in the financial sector. Consumer, non-cyclical companies are companies that provide consumer staples, for example, food and drug retailers and companies the primary lines of business of which are food, beverage, pharmaceuticals and other household items, including agricultural products. Performance of companies in the consumer, non-cyclical sector may be adversely impacted by fluctuations in supply and demand, changes in the global economy, changes in the price and availability of underlying commodities, rising energy prices, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer, non-cyclical sector are also affected by changes in government regulation; global economic, environmental, and political events; and economic conditions. The performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. The financial sector has experienced significant losses and a high degree of volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Zacks Dividend Fund | Zacks Dividend Fund Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZDIVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	693
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,493
Annual Return 2015	rr_AnnualReturn2015	(2.11%)
Annual Return 2016	rr_AnnualReturn2016	14.54%
Annual Return 2017	rr_AnnualReturn2017	16.21%
Annual Return 2018	rr_AnnualReturn2018	(6.02%)
Annual Return 2019	rr_AnnualReturn2019	24.86%
Annual Return 2020	rr_AnnualReturn2020	(0.60%)
Annual Return 2021	rr_AnnualReturn2021	25.17%
Annual Return 2022	rr_AnnualReturn2022	(2.13%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV (non-annualized)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV (non-annualized)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.00%)
1 Year	rr_AverageAnnualReturnYear01	(2.13%)
5 Years	rr_AverageAnnualReturnYear05	7.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.92%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2014
Zacks Dividend Fund | Zacks Dividend Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.52%)	[6]
5 Years	rr_AverageAnnualReturnYear05	6.25%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2014
Zacks Dividend Fund | Zacks Dividend Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.26%)	[6]
5 Years	rr_AverageAnnualReturnYear05	5.64%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2014
Zacks Dividend Fund | Zacks Dividend Fund Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZDIIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	559
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,231
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	For such period Institutional Class Shares would have had substantially similar performance as Investor Class because the shares are invested in the same portfolio of securities and the average annual total returns would have differed only to the extent that the expenses of Institutional Class Shares were lower than the expenses of Investor Class Shares and therefore, returns for Institutional Class Shares would have been higher than those of Investor Class Shares.
1 Year	rr_AverageAnnualReturnYear01	(2.73%)
5 Years	rr_AverageAnnualReturnYear05	7.48%
Since Inception	rr_AverageAnnualReturnSinceInception	9.09%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2017

[1]	Other expenses have been restated to reflect current contractual fees.
[2]	The Fund’s adviser, Zacks Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund
[3]	Investor Class Shares were first offered on June 30, 2011. Institutional Class Shares were first offered on February 28, 2014. The performance figures for Institutional Class Shares include the performance for the Investor Class Shares for the period prior to February 28, 2014. For such period Institutional Class Shares would have had substantially similar performance as Investor Class because the shares are invested in the same portfolio of securities and the average annual total returns would have differed only to the extent that the expenses of Institutional Class Shares were lower than the expenses of Investor Class Shares and therefore, returns for Institutional Class Shares would have been higher than those of Investor Class Shares.
[4]	Other expenses have been restated to reflect current contractual fees.
[5]	The Fund’s adviser, Zacks Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.14% and 1.39% of the average daily net assets of the Institutional Class and Investor Class shares of the Fund, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Advisor.
[6]	Investor Class Shares were first offered on January 31, 2014. Institutional Class Shares were first offered on January 31, 2017. The performance figures for Institutional Class Shares include the performance for the Investor Class Shares for the period prior to January 31, 2017. For such period Institutional Class Shares would have had substantially similar performance as Investor Class because the shares are invested in the same portfolio of securities and the average annual total returns would have differed only to the extent that the expenses of Institutional Class Shares were lower than the expenses of Investor Class Shares and therefore, returns for Institutional Class Shares would have been higher than those of Investor Class Shares.
[7]	Other expenses have been restated to reflect current contractual fees.
[8]	The Fund’s adviser, Zacks Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.05% and 1.30% of the average daily net assets of the Institutional Class and Investor Class shares of the Fund, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Advisor.